HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND - HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND	Apr. 14, 2016
Prospectus [Line Items]
Supplement [Text Block]

THE ADVISORS' INNER CIRCLE FUND II

HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND (THE "FUND")

SUPPLEMENT DATED APRIL 14, 2016

TO THE INSTITUTIONAL CLASS SHARES PROSPECTUS, THE INSTITUTIONAL SWEEP CLASS SHARES PROSPECTUS, AND THE CLASS A SHARES PROSPECTUS, EACH DATED MAY 29, 2015, AS SUPPLEMENTED OCTOBER 23, 2015 (THE "PROSPECTUSES")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

The first paragraph under the section titled "Principal Risks" is hereby deleted and replaced with the following:

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Risk/Return [Heading]	THE ADVISORS' INNER CIRCLE FUND II HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND (THE "FUND")
Risk Narrative [Text Block]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Supplement Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.